Fair Value Measurements - Fair Value Hierarchy (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Promissory note	$ 0	$ 0	$ 0	$ 0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Promissory note	0	0	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Promissory note	$ 13,885	$ 16,169	$ 16,169	$ 15,852